UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                  New York, New York                 8/11/06
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $2,052,015
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP

    COLUMN 1            COLUMN 2    COLUMN 3           COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8

                        TITLE OF                  VALUE      SHRS OR     SH/  PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER           CLASS       CUSIP       (x$1000)    PRN AMT     PRN  CALL     DISCRETION    MANAGER    SOLE   SHARED   NONE

ADVENTRX PHARM INC.       COM      00764X103      10,967    3,459,459     SH              Sole         n/a    3,459,459

BJ'S WHOLESALE CLUB       COM      05548J106      64,649    2,280,391     SH              Sole         n/a    2,280,391
INC.

BKF CAP GROUP INC.        COM      05548G102       4,345      695,280     SH              Sole         n/a      695,280

BLOCKBUSTER INC.         CL A      093679108      45,753    9,187,280     SH              Sole         n/a    9,187,280

BLOCKBUSTER INC.         CL B      093679207      19,548    4,452,905     SH              Sole         n/a    4,452,905

CENDANT CORP.             COM      151313103      99,811    6,127,139     SH              Sole         n/a    6,127,139

CIGNA CORP.               COM      125509109     104,421    1,060,000     SH              Sole         n/a    1,060,000

CIMAREX ENERGY CO.        COM      171798101      95,555    2,222,198     SH              Sole         n/a    2,222,198

FALCONBRIDGE LIMITED      COM      306104100       8,419      160,000     SH              Sole         n/a      160,000

FEDERATED DEPARTMENT      COM      31410H101      73,586    2,010,560     SH              Sole         n/a    2,010,560
STORES INC.

GENCORP INC.              COM      368682100      34,637    2,160,800     SH              Sole         n/a    2,160,800

LEAR CORP.                COM      521865105      54,482    2,453,031     SH              Sole         n/a    2,453,031

LIONS GATE                COM      535919203      35,225    4,119,918     SH              Sole         n/a    4,119,918
ENTERTAINMENT CORP.

PIONEER NAT RES CO.       COM      723787107      34,499      743,350     SH              Sole         n/a      743,350

RYLAND GROUP INC.         COM      783764103      15,763      361,780     SH              Sole         n/a      361,780

SYMANTEC CORP.            COM      871503108      93,426    6,012,000     SH              Sole         n/a    6,012,000

TAKE-TWO INTERACTIVE      COM      874054109       8,656      800,000     SH              Sole         n/a      800,000
SOFTWARE, INC.

TELIK INC.                COM      87959M109      24,774    1,501,450     SH              Sole         n/a    1,501,450

TIME WARNER INC.          COM      887317105     858,703   49,636,052     SH              Sole         n/a   49,636,052

TRANSOCEAN INC.           COM      G90078109      89,347    1,112,393     SH              Sole         n/a    1,112,393

TRONOX INC.              CL B      897051207       9,215      699,741     SH              Sole         n/a      699,741

TYCO INTERNATIONAL LTD.   COM      902124106     108,602    3,949,175     SH              Sole         n/a    3,949,175

UNUMPROVIDENT CORP.       COM      91529Y106      44,553    2,457,440     SH              Sole         n/a    2,457,440

WILLIAMS COMPANIES INC.   COM      969457100     113,079    4,840,724     SH              Sole         n/a    4,840,724



                             Total:            2,052,015
